Jul-02-03 02:32pm From- T-303 P.002/003 F-515

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055688

Cert NYS

1-11661

NYSE

RECD S.E.C.
JUL 2 - 2003
081

July 2, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 03 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN ABS CORPORATION, 1,000,000 Corporate Backed Trust Certificates, CAN Financial Debenture-Backed Series 2003-10, Class A-1 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 2, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]